STOCKHOLDERS DEFICIT	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
STOCKHOLDERS DEFICIT
9. STOCKHOLDERS' DEFICIT

8. STOCKHOLDERS’ DEFICIT

Common stock

The Company has 75,000,000, $0.001par value shares of common stock authorized.

Issued and outstanding shares

As of June 30, 2021 and December 31, 2020, the Company has a total of 9,800,000 and 9,800,000 shares of its common stock issued and outstanding.

9. STOCKHOLDERS’ DEFICIT

Common stock

The Company has 75,000,000, $0.001 par value shares of common stock authorized.

On November 25, 2020, the Company issued 6,000,000 shares of its common stock to consummate the reverse acquisition with Powertech Holdings Company Limited.

As of December 31, 2020, the Company has a total of 9,800,000 shares of its common stock issued and outstanding.